SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2024
Supplemental Income Statement Elements [Abstract]
Schedule of Financial and Other Income (Expenses), Net
	Year ended December 31,
	2024	2023	2022
Finance expenses:

Interest in respect of credit cards and bank fees	$3,846	$4,957	$5,380
Interest in respect of loans	300	377	346
Amortization/accretion of premium/discount on marketable securities	-	-	237
Realized gain/loss from marketable securities, net	-	63	-
Changes in derivatives fair value	430	-	1,509
Foreign exchange transactions losses	1,781	154	3,818

	6,357	5,551	11,290
Finance income:

Interest in respect of cash and cash equivalent and short-term bank deposits	4,799	1,473	20
Changes in derivatives fair value	-	680	-
Interest income from marketable securities	-	107	287
Foreign exchange transactions gains	1,549	4,360	14,062

	6,348	6,620	14,369

Finance expenses (income), net	$9	$(1,069)	$(3,079)

Schedule of Computation of Basic and Diluted Net Earnings Per Share
Numerator:

	Year ended December 31,
	2024	2023	2022

Net loss attributable to controlling interest, as reported	$(42,832)	$(107,656)	$(57,054)
Adjustment to redemption value of non-controlling interest	3,782	(532)	(198)

Numerator for basic and diluted net loss per share	$(39,050)	$(108,188)	$(57,252)

Denominator (in thousands):

	Year ended December 31,
	2024	2023	2022

Denominator for basic and diluted loss per share	34,539	34,519	34,488

Earnings per share:

Basic and diluted loss per share	$(1.13)	$(3.13)	$(1.66)